Loss Per Share	12 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Loss per share

18 Loss per share

(a) Reconciliations of loss used in calculating loss per share

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Basic and diluted loss per share
Loss attributable to the ordinary equity holders of the group used in calculating loss per share:
From continuing operations	38,342,457	47,949,119	34,611,194

(b) Weighted average number of shares used as the denominator

	2025 Number	2024 Number	2023 Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	2,081,058,451	386,460,137	305,832,976

On the basis of the group’s losses, the outstanding options as at 30 June 2025 are considered to be anti-dilutive and therefore were excluded from the diluted weighted average number of ordinary shares calculation.